Statement of Cash Flows - Changes In Liabilities Arising From Financing Activities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	₩ 153,667,051	₩ 147,958,915
Changes in liabilities arising from financing activities [abstract]
Net cash flows	9,612,302	358,590
Non-cash changes
Acquisition(Disposal)	136,693	630,785
Exchange differences	(558,761)	3,806,908
Changes in fair value	(37,199)	(88,127)
Subsidiaries	(269,727)	(22,909)
Others	803,334	1,022,889
Ending	163,353,693	153,667,051
Net cash flows from changes in ownership of subsidiaries	264,868	88,528
Derivatives held for hedging
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	(361,855)	(93,003)
Changes in liabilities arising from financing activities [abstract]
Net cash flows	(276,837)	(216,883)
Non-cash changes
Acquisition(Disposal)	0	0
Exchange differences	(24,485)	(238,486)
Changes in fair value	(58,683)	(128,072)
Subsidiaries	0	0
Others	961,561	314,589
Ending	239,701	(361,855)
Borrowings and Debentures
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	144,248,269	138,760,229
Changes in liabilities arising from financing activities [abstract]
Net cash flows	7,603,382	825,087
Non-cash changes
Acquisition(Disposal)	0	0
Exchange differences	(534,276)	4,045,394
Changes in fair value	21,484	39,945
Subsidiaries	(269,727)	(22,909)
Others	(291,467)	600,523
Ending	150,777,665	144,248,269
Due to trust accounts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	8,232,002	8,142,102
Changes in liabilities arising from financing activities [abstract]
Net cash flows	2,905,896	89,900
Non-cash changes
Acquisition(Disposal)	0	0
Exchange differences	0	0
Changes in fair value	0	0
Subsidiaries	0	0
Others	0	0
Ending	11,137,898	8,232,002
Others
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	1,548,635	1,149,587
Changes in liabilities arising from financing activities [abstract]
Net cash flows	(620,139)	(339,514)
Non-cash changes
Acquisition(Disposal)	136,693	630,785
Exchange differences	0	0
Changes in fair value	0	0
Subsidiaries	0	0
Others	133,240	107,777
Ending	₩ 1,198,429	₩ 1,548,635